ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
  ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Accounts receivable	71,088	149,470
Allowance for doubtful accounts	(21,397)	(28,671)

Accounts receivable, net	49,691	120,799

	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Movement in allowance for doubtful accounts:
Balance at beginning of period	15,018	21,397
Additional provision charged to expenses	15,985	14,749
Write-offs	(4,494)	(6,458)
Foreign currency translation adjustments	(145)	(1,017)

Balance at end of period	26,364	28,671